Capital Stock - Option-Pricing Model Assumptions (Detail) (USD $)	12 Months Ended
Feb. 28, 2015
Assumptions:
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 4.32
Risk-free interest rates	1.25%
Expected life in years	3 years 8 months 3 days
Expected dividend yield	0.00%
Volatility	56.59%